AVAILABLE-FOR-SALE SECURITIES (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Percentage of securities US treasury and other US government	10.00%	10.00%	10.00%
Available-for-sale securities	$ 29,481,319	$ 28,630,551	$ 29,017,912
Loans and securities pledged to secure FHLB advances	115,600,000	114,900,000
Securities pledged to secure public deposits	6,700,000	5,400,000
Single-family mortgage loans
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities	$ 6,700,000	$ 5,900,000	$ 5,500,000